Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	72 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class A
Average Annual Return, Percent	5.82%	7.12%	5.05%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class C
Average Annual Return, Percent	9.10%	7.42%	5.18%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class I
Average Annual Return, Percent	11.12%	8.41%	6.14%
Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class L
Average Annual Return, Percent	11.12%	8.41%			7.57%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R
Average Annual Return, Percent	10.66%	7.95%	5.70%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class Z
Average Annual Return, Percent	11.21%	8.49%	6.23%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%	8.12%	5.86%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%	7.42%	5.18%
Class A - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Linked Index1
Average Annual Return, Percent	9.20%	6.66%	4.40%
Class C - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Linked Index1
Average Annual Return, Percent	9.20%	6.66%	4.40%
Class I - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Linked Index1
Average Annual Return, Percent	9.20%	6.66%	4.40%
Class L - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Index1
Average Annual Return, Percent	9.20%	6.66%			6.18%
Class R - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Linked Index1
Average Annual Return, Percent	9.20%	6.66%	4.40%
Class Z - Linked Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Linked Index1
Average Annual Return, Percent	9.20%	6.66%	4.40%
Class A - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	14.92%
Class C - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	14.92%
Class I - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	14.92%
Class L - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%			13.64%
Class R - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	14.92%
Class Z - S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%	16.64%	14.92%